SEGMENTS - Summary of Results by Segment (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of operating segments [line items]
Net interest income/(expense)	£ 2,194	£ 2,104
Non-interest income/(expense)	157	191
Total operating income/(expense)	2,351	2,295
Operating expenses before credit impairment charges, provisions and charges	(1,252)	(1,279)
Credit impairment charges	(105)	(61)
Provisions for other liabilities and charges	(248)	(142)
Total credit impairment charges, provisions and charges	(353)	(203)
Profit before tax	746	813
Revenue/(expense) from external customers	2,351	2,295
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	281	238
Insurance, protection and investments	34	25
Credit cards	1	45
Non-banking and other fees	47	62
Total fee and commission income	363	370
Fee and commission expense	(219)	(242)
Net fee and commission income	144	128
Customer loans	194,858		£ 194,512
Customer deposits	177,681		176,733
Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income/(expense)	0	0
Retail & Business Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	1,757	1,684
Non-interest income/(expense)	77	62
Total operating income/(expense)	1,834	1,746
Operating expenses before credit impairment charges, provisions and charges	(978)	(999)
Credit impairment charges	(78)	(49)
Provisions for other liabilities and charges	(211)	(98)
Total credit impairment charges, provisions and charges	(289)	(147)
Profit before tax	567	600
Revenue/(expense) from external customers	2,084	1,686
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	257	212
Insurance, protection and investments	23	25
Credit cards	1	45
Non-banking and other fees	1	2
Total fee and commission income	282	284
Fee and commission expense	(203)	(221)
Net fee and commission income	79	63
Customer loans	171,752		171,724
Customer deposits	151,112		151,815
Retail & Business Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income/(expense)	(250)	60
Consumer Finance
Disclosure of operating segments [line items]
Net interest income/(expense)	61	74
Non-interest income/(expense)	97	83
Total operating income/(expense)	158	157
Operating expenses before credit impairment charges, provisions and charges	(81)	(77)
Credit impairment charges	(10)	(8)
Provisions for other liabilities and charges	(12)	(15)
Total credit impairment charges, provisions and charges	(22)	(23)
Profit before tax	55	57
Revenue/(expense) from external customers	387	360
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	0	0
Insurance, protection and investments	11	0
Credit cards	0	0
Non-banking and other fees	0	14
Total fee and commission income	11	14
Fee and commission expense	0	(4)
Net fee and commission income	11	10
Customer loans	4,787		4,759
Customer deposits	0		0
Consumer Finance | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income/(expense)	(229)	(203)
Corporate & Commercial Banking
Disclosure of operating segments [line items]
Net interest income/(expense)	351	383
Non-interest income/(expense)	55	67
Total operating income/(expense)	406	450
Operating expenses before credit impairment charges, provisions and charges	(193)	(205)
Credit impairment charges	(17)	(3)
Provisions for other liabilities and charges	(50)	(18)
Total credit impairment charges, provisions and charges	(67)	(21)
Profit before tax	146	224
Revenue/(expense) from external customers	325	264
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	24	26
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	42	37
Total fee and commission income	66	63
Fee and commission expense	(3)	(6)
Net fee and commission income	63	57
Customer loans	18,319		18,029
Customer deposits	22,663		22,137
Corporate & Commercial Banking | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income/(expense)	81	186
Corporate Centre
Disclosure of operating segments [line items]
Net interest income/(expense)	25	(37)
Non-interest income/(expense)	(72)	(21)
Total operating income/(expense)	(47)	(58)
Operating expenses before credit impairment charges, provisions and charges	0	2
Credit impairment charges	0	(1)
Provisions for other liabilities and charges	25	(11)
Total credit impairment charges, provisions and charges	25	(12)
Profit before tax	(22)	(68)
Revenue/(expense) from external customers	(445)	(15)
Revenue/(expense) from external customers includes the following fee and commission income:
Current account and debit card fees	0	0
Insurance, protection and investments	0	0
Credit cards	0	0
Non-banking and other fees	4	9
Total fee and commission income	4	9
Fee and commission expense	(13)	(11)
Net fee and commission income	(9)	(2)
Customer loans	0		0
Customer deposits	3,906		£ 2,781
Corporate Centre | Inter-segment (expense)/revenue
Disclosure of operating segments [line items]
Total operating income/(expense)	£ 398	£ (43)